1

STATEMENT OF INVESTMENTS September 30, 2019 (Unaudited)
General American Investors

	Shares	COMMON STOCKS		Value (Note 1a)
Consumer Discretionary (15.1%)	Media (4.7%)
	371,794	CBS Corporation - Class B		$15,009,324
	186,500	Discovery, Inc. (a)		4,966,495
	309,199	GCI Liberty, Inc. - Class A (a)		19,191,982
	13,160	The Madison Square Garden Company (a)		3,467,923
	50,000	The Walt Disney Company		6,516,000
			(Cost $43,447,094)	49,151,724
	Retailing (10.4%)
	18,000	Amazon.com, Inc. (a)		31,246,380
	79,201	Expedia Group, Inc.		10,645,407
	450,100	Macy’s, Inc.		6,994,554
	1,055,037	The TJX Companies, Inc.		58,807,762
			(Cost $34,898,106)	107,694,103
			(Cost $78,345,200)	156,845,827

Consumer Staples (16.9%)	Food, Beverage and Tobacco (11.9%)
	225,118	Danone (France)		19,830,596
	93,210	Diageo plc ADR (United Kingdom)		15,241,699
	345,000	Nestle S.A. (Switzerland)		37,429,588
	140,000	PepsiCo, Inc.		19,194,000
	530,000	Unilever N.V. (Netherlands/United Kingdom)		31,858,703
			(Cost $51,183,473)	123,554,586
	Food and Staples Retailing (5.0%)
	85,200	Costco Wholesale Corporation		24,546,972
	315,782	The Kroger Co.		8,140,860
	176,800	Target Corporation		18,901,688
			(Cost $22,673,406)	51,589,520
			(Cost $73,856,879)	175,144,106

Energy (6.2%)	1,500,947	Cameco Corporation (Canada)		14,258,996
	120,725	EOG Resources, Inc.		8,960,209
	3,830,440	Gulf Coast Ultra Deep Royalty Trust		117,595
	460,000	Halliburton Company		8,671,000
	1,150,000	Helix Energy Solutions Group, Inc. (a)		9,269,000
	143,000	Phillips 66		14,643,200
	50,944	Pioneer Natural Resources Company		6,407,227
	331,250	Valaris plc (a) (United Kingdom)		1,593,313
			(Cost $68,150,479)	63,920,540

Financials (22.2%)	Banks (2.7%)
	110,000	M&T Bank Corporation		17,376,700
	800,000	New York Community Bancorp, Inc.		10,040,000
			(Cost $9,099,454)	27,416,700
	Diversified Financials (4.2%)
	182,300	JPMorgan Chase & Co.		21,454,887
	350,000	Nelnet, Inc.		22,260,000
			(Cost $9,521,025)	43,714,887
	Insurance (15.3%)
	70,214	Aon plc (United Kingdom)		13,591,324
	1,080,000	Arch Capital Group Ltd. (a) (Bermuda)		45,338,400
	295,000	Axis Capital Holdings Limited (Bermuda)		19,682,400
	110	Berkshire Hathaway Inc. - Class A (a)(b)		34,301,520
	105,000	Everest Re Group, Ltd. (Bermuda)		27,939,450
	380,000	MetLife, Inc.		17,920,800
			(Cost $35,399,310)	158,773,894
			(Cost $54,019,789)	229,905,481

Health Care (6.7%)	Pharmaceuticals, Biotechnology and Life Sciences
	557,400	Corbus Pharmaceuticals Holdings, Inc. (a)		2,714,538
	209,683	Elanco Animal Health Incorporated (a)		5,575,471
	333,600	Gilead Sciences, Inc.		21,143,568
	341,527	Intra-Cellular Therapies, Inc. (a)		2,551,207
	494,327	Kindred Biosciences, Inc. (a)		3,386,140
	185,191	Merck & Co., Inc.		15,589,378
	749,660	Paratek Pharmaceuticals, Inc. (a)		3,238,531
	330,808	Pfizer Inc.		11,885,932

2

STATEMENT OF INVESTMENTS September 30, 2019 (Unaudited) - continued
General American Investors

	Shares	COMMON STOCKS (continued)		Value (Note 1a)
	700,000	Valneva SE (a) (France)		$2,212,599
	2,174,264	VBI Vaccines, Inc. (a) (Canada)		1,024,513
			(Cost $53,948,294)	69,321,877

Industrials (11.5%)	Capital Goods (4.1%)
	154,131	Eaton Corporation plc (Ireland)		12,815,993
	217,541	United Technologies Corporation		29,698,697
			(Cost $27,479,170)	42,514,690
	Commercial and Professional Services (5.0%)
	597,895	Republic Services, Inc.	(Cost $8,407,622)	51,747,812

	Transportation (2.4%)
	436,511	Delta Air Lines, Inc.	(Cost $22,490,159)	25,143,034
			(Cost $58,376,951)	119,405,536

Information Technology (25.6%)	Semiconductors and Semiconductor Equipment (4.8%)
	153,652	Applied Materials, Inc.		7,667,235
	170,850	ASML Holding N.V. (Netherlands)		42,442,557
			(Cost $7,532,172)	50,109,792
	Software and Services (12.3%)
	35,500	Alphabet Inc. (a)		43,274,500
	188,800	eBay Inc.		7,359,424
	76,500	Facebook, Inc. - Class A (a)		13,623,120
	361,240	FireEye, Inc. (a)		4,818,942
	360,686	Microsoft Corporation		50,146,174
	530,741	Nuance Communications, Inc.		8,656,386
			(Cost $71,619,688)	127,878,546
	Technology, Hardware and Equipment (8.5%)
	84,000	Apple Inc.		18,813,480
	630,886	Cisco Systems, Inc.		31,172,077
	179,137	InterDigital, Inc.		9,399,318
	135,000	Lumentum Holdings Inc. (a)		7,230,600
	80,036	QUALCOMM Incorporated		6,105,146
	89,309	Universal Display Corporation		14,994,981
			(Cost $38,984,415)	87,715,602
			(Cost $118,136,275)	265,703,940

Materials (0.9%)	869,669	Cleveland-Cliffs Inc.		6,279,010
	1,189,536	Venator Materials PLC (a)		2,902,468
			(Cost $27,477,561)	9,181,478

Telecommunication Services (0.7%)	342,900	Vodafone Group plc ADR (United Kingdom)	(Cost $7,835,032)	6,827,139

		TOTAL COMMON STOCKS (105.8%)	(Cost $540,146,460)	1,096,255,924

	Warrants/ Rights	WARRANTS AND RIGHTS (a)
Information Technology (0.0%)	281,409	Applied DNA Sciences, Inc./November 14, 2019/$3.50	(Cost $2,814)	563

Health Care (0.0%)	1,415,824	Elanco Animal Health Incorporated/ December 31, 2021/$0.25	(Cost $35,646)	—

		TOTAL WARRANTS/RIGHTS (0.0%)	(Cost $38,460)	563

		PUT OPTIONS
	Contracts
	(100 shares each)	COMPANY/EXPIRATION DATE/EXERCISE PRICE
Consumer Staples (0.1%)	600	Costco Wholesale Corporation/October 18, 2019/$290	(Cost $386,423)	504,000

Consumer Discretionary (0.0%)	1,500	The TJX Companies, Inc./January 17, 2020/$42.50	(Cost $493,551)	22,500

		TOTAL PUT OPTIONS (0.1%)	(Cost $879,974)	526,500

3

STATEMENT OF INVESTMENTS September 30, 2019 (Unaudited) - continued
General American Investors

Shares	SHORT-TERM SECURITY AND OTHER ASSETS		Value (Note 1a)
138,682,446	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.82% (c) (13.4%)	(Cost $138,682,446)	$138,682,446

TOTAL INVESTMENTS (d) (119.3%)		(Cost $679,747,340)	1,235,465,433
Liabilities in excess of other assets (-0.9%)			(9,367,817)
			1,226,097,616
PREFERRED STOCK (-18.4%)			(190,117,175)
NET ASSETS APPLICABLE TO COMMON STOCK (100%)			$1,035,980,441

ADR – American Depository Receipt

(a)Non-income producing security.

(b)50 shares of 110 total shares held as collateral for options written.

(c)7-day yield.

(d)At September 30, 2019, the cost of investments for Federal income tax purposes was $682,934,270; aggregate gross unrealized appreciation was $612,193,567; aggregate gross unrealized depreciation was $59,662,404; and net unrealized appreciation was $552,531,163.

4

STATEMENT OF OPTIONS WRITTEN September 30, 2019 (Unaudited)
General American Investors

Call Options	Contracts (100 shares each)	COMPANY/EXPIRATION DATE/EXERCISE PRICE	Value (Note 1a)
Consumer Staples (0.0%)	48	Target Corporation/November 15, 2019/$105(Premiums Received $25,342)	$23,760

Consumer Discretionary (0.1%)	500	Expedia Group Inc./November 15, 2019/$135	285,000
	1,500	The TJX Companies, Inc./January 17, 2020/$52.50	765,000
		(Premiums Received $625,919)	1,050,000

		TOTAL CALL OPTIONS (0.1%) (Premiums Received $651,261)	1,073,760
Put Options
Consumer Staples (0.0%)	600	Costco Wholesale Corporation/ October 18, 2019/$265(Premiums Received $83,975)	107,400

		TOTAL OPTIONS WRITTEN (0.1%)(Total Premiums Received $735,236*)	$1,181,160

*The maximum cash outlay if all options are exercised is $31,029,000

(see notes to unaudited statements of investments and options written)

5

NOTES TO STATEMENTS (Unaudited)
General American Investors

1. Significant Accounting Policies

a.Security Valuation Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Equity securities reported on the NASDAQ national market are valued at the official closing price on that day. Listed and NASDAQ equity securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price (asked price for options written) on the valuation date. Equity securities traded primarily in foreign markets are valued at the closing price of such securities on their respective exchanges or markets. Corporate debt securities, domestic and foreign, are generally traded in the over-the-counter market rather than on a securities exchange. The Company utilizes the latest bid prices provided by independent dealers and information with respect to transactions in such securities to determine current market value. If, after the close of foreign markets, conditions change significantly, the price of certain foreign securities may be adjusted to reflect fair value as of the time of the valuation of the portfolio. Investments in money market funds are valued at their net asset value.

b.Options The Company may purchase and write (sell) put and call options. The Company purchases put options or writes call options to hedge the value of portfolio investments while it purchases call options and writes put options to obtain equity market exposure. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums received from writing options are reported as a liability on the Statement of Assets and Liabilities. Those that expire unexercised are treated by the Company on the expiration date as realized gains on written option transactions in the Statement of Operations. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on written option transactions in the Statement of Operations. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss on investments in the Statement of Operations. If a written put option is exercised, the premium reduces the cost basis for the securities purchased by the Company and is parenthetically disclosed on the Statement of Assets and Liabilities. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. See Note 4 for option activity.

c.Security Transactions and Investment Income Security transactions are recorded as of the trade date. Dividend income and distributions to stockholders are recorded as of the ex-dividend dates. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and is recognized on the accrual basis. Cost of short-term investments represent amortized cost.

d.Foreign Currency Translation and Transactions Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies versus U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Company’s Board of Directors. The Company does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. These changes are combined and included in net realized and unrealized gain or loss on the Statement of Operations.

Realized foreign exchange gains or losses may also arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses may also arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

2. Fair Value Measurements – Various data inputs are used in determining the value of the Company’s investments. These inputs are summarized in a hierarchy consisting of the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities (including money market funds which are valued using amortized cost and which transact at net asset value, typically $1 per share),

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.), and

Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Company’s net assets as of September 30, 2019:

Assets	Level 1	Level 2	Level 3	Total
Common stocks	$1,096,255,924	—	—	$1,096,255,924
Warrants and Rights	563	—	—	563
Purchased options	526,500	—	—	526,500
Money market fund	138,682,446	—	—	138,682,446
Total	$1,235,465,433	—	—	$1,235,465,433

Liabilities
Options written	$(1,181,160)	—	—	$(1,181,160)

Transfers among levels, if any, are reported as of the actual date of reclassification. No such transfers occurred during the nine months ended September 30, 2019.

SIGNATURES

The Registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Registrant:	General American Investors Company, Inc.	By (Signature):	/s/ Eugene S. Stark

Name:	Eugene S. Stark

Title:	Vice-President, Administration

Date:	October 25, 2019